WASATCH FUNDS, INC.

Supplement dated August 1, 2007

To the Prospectus dated January 31, 2007

This Supplement updates certain information for the Wasatch Strategic Income Fund contained in the Wasatch Funds Prospectus dated January 31, 2007. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

The second paragraph under the section entitled “Wasatch Strategic Income Fund - Summary - Principal Strategies” on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

In our search for such investments, we will maintain the flexibility to invest in companies from a variety of industries. More than 25% of the Fund’s total assets will be invested in securities of issuers in the group of industries in the financial services sector. For both domestic and foreign securities, we define the group of industries comprising the financial services sector to include, among others, Banks (Commercial Banks, Thrifts & Mortgage Finance), Diversified Financials Companies (Diversified Financial Services, Consumer Finance, Capital Markets), Finance Companies, Financial Data Processing Services and Systems, Finance Companies (Small Loan), Financial Information Services, Insurance Companies (Life, Multi-Line, Property-Casualty), Investment Management Companies, Real Estate Companies (Real Estate Investment Trusts (REITs), Real Estate Management & Development, Rental & Leasing Services (Commercial), Savings & Loans, Securities Brokerage and Services.

The following information will be added as the last paragraph under the section entitled “Wasatch Strategic Income Fund - Summary - Principal Strategies” on page 22 of the Prospectus:

The Fund may also invest in exchange-traded funds (ETFs).

Under the section entitled “Wasatch Strategic Income Fund - Summary - Principal Risks” on page 23 of the Prospectus, the principal risk “Real Estate Investment Trusts (REITs)” is hereby deleted and replaced with the following:

Financial Sector Risk: The Fund will concentrate in the securities of companies in the group of industries in the financial services sector. Investment in companies in the same sector will often react similarly to certain market or economic pressures. Funds that invest a large percentage of their assets in a few sectors or similar types of companies are more vulnerable to the price movements of a single security or small group of securities than funds that diversify their investments among a broad range of sectors or types of companies.

The following information will be added as the last paragraph under the section entitled “Wasatch Strategic Income Fund - Summary - Principal Risks” on page 23 of the Prospectus:

Exchange-Traded Funds (ETFs) are investment companies the shares of which are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of the underlying securities that the ETF is designed to track. The market price may also fluctuate due to supply and demand of the ETF’s shares on the exchange upon which their shares are traded. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The second bullet point under the section entitled “Wasatch Strategic Income Fund - More Information - Principal Investment Strategies” on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:

•	Invest at least 25% of the Fund’s total assets in securities of issuers in the group of industries in the financial services sector.

The following information will be added as the last bullet point under the section entitled “Wasatch Strategic Income Fund - More Information - Principal Investment Strategies” on page 39 of the Prospectus:

•	The Fund may also invest in exchange-traded funds.

Under the section entitled “Wasatch Equity Funds - Principal Risks” on page 43 of the Prospectus, the principal risk “Real Estate Investment Trusts (REITs)” is hereby deleted and replaced with the following:

Financial Sector Risk

The Strategic Income Fund will concentrate in the securities of companies in the group of industries in the financial services sector. Investment in companies in the same sector will often react similarly to certain market or economic pressures. Funds that invest a large percentage of their assets in a few sectors or similar types of companies are more vulnerable to the price movements of a single security or small group of securities than funds that diversify their investments among a broad range of sectors or types of companies. As described above, the financial services sector includes, among others, bank and thrifts, brokerage firms, investment banks, financial companies and mutual funds, insurance companies and REITs.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentration in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the costs of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, such as hurricanes and earthquakes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

The performance of the Fund’s investments in equity REITs will be closely linked to the performance of the real estate markets. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders.

The section entitled “Wasatch Equity Funds - Principal Risks - Investments in Other Investment Companies” on page 45 of the Prospectus is hereby supplemented with the following:

The Strategic Income Fund may invest in ETFs. These companies are investment companies the shares of which are bought and sold on a securities exchange. Shares of ETFs are redeemable only in large aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of the underlying securities that ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The following information will be added under the section entitled “Wasatch Equity Funds - Glossary of Investing Terms” on page 72 of the Prospectus:

Exchange traded funds are investment companies the shares of which are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of the underlying securities that the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

PLEASE KEEP FOR FUTURE REFERENCE.

WASATCH FUNDS, INC.

Supplement dated August 1, 2007

To the Statement of Additional Information dated January 31, 2007

This Supplement updates certain information for the Wasatch Strategic Income Fund contained in the Wasatch Funds Statement of Additional Information dated January 31, 2007. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

The first paragraph under the section entitled “Investment Objectives and Strategies – Wasatch Strategic Income Fund” on page 9 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Fund’s primary investment objective is to capture current income. A secondary investment objective is long-term growth of capital and income. The Fund’s investment objectives can be changed without shareholder approval. In pursuit of its investment objective, under normal market conditions, the Fund will invest at least 65% of its assets in domestic and foreign income-producing securities including equity securities and fixed income securities. The Fund has a concentration of its investments in securities of issuers in the group of industries in the financial services sector, which means that more than 25% of the Fund’s total assets will be invested in the group of industries in the financial services sector. For both domestic and foreign securities, we define the group of industries comprising the financial services sector to include, among others, Banks (Commercial Banks, Thrifts & Mortgage Finance), Diversified Financials Companies (Diversified Financial Services, Consumer Finance, Capital Markets), Finance Companies, Financial Data Processing Services and Systems, Finance Companies (Small Loan), Financial Information Services, Insurance Companies (Life, Multi-Line, Property-Casualty), Investment Management Companies, Real Estate Companies (Real Estate Investment Trusts (REITs), Real Estate Management & Development, Rental & Leasing Services (Commercial), Savings & Loans, Securities Brokerage and Services. While the Fund may invest in companies of any size, at times, the Fund may invest a significant portion of its assets in small to mid-size companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest in securities issued by foreign companies in developed countries. To a lesser extent, the Fund may invest in emerging market countries. The Fund may invest in non-investment grade securities without limitation.

The section entitled “Strategies and Risks” on page 18 of the Statement of Additional Information is hereby supplemented with the following:

Exchange Traded Funds (“ETFs”). The Strategic Income Fund may invest in ETFs. ETFs are investment companies that are bought and sold on a securities exchange. The securities of an ETF are redeemable only in larger aggregation of a specified number of shares and generally on an in-kind basis. An ETF represents a portfolio of securities designed to track a particular market index. There are many reasons the Fund would purchase an ETF. For example, the Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have operating expenses including management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase ETFs to the extent permitted by the 1940 Act rules hereunder or as described below, to the extent permitted by exemptive orders granted to the various ETFs by the Securities and Exchange Commission. (See also the description of Securities of Other Investment Companies).

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The section entitled “Strategies and Risks – Securities of Other Investment Companies” on page 18 of the Statement of Additional Information is hereby supplemented with the following:

Additional Considerations for Investments in Investment Companies, including ETFs. The Strategic Income Fund may invest in securities issued by other investment companies, including ETFs. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. Except as described in the following paragraph, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Advisor or otherwise affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which the Fund invests, including ETFs, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

The Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, issue securities that are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares and iShares. Pursuant to certain specific exemptive orders issued by the SEC to several ETFs, and procedures approved by the Board, the Fund may, although none presently intend to, invest in certain ETFs in excess of the limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the applicable SEC orders, each as may be amended, and any other applicable investment limitations.

The section entitled “Strategies and Risks – Real Estate Securities” on page 19 of the Statement of Additional Information is hereby deleted in its entirety.

The fifth number under the second paragraph of the section entitled “Fund Restrictions and Policies” on page 28 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

5.	Invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry except that the Strategic Income Fund will concentrate in securities of issuers in the group of industries in the financial services sector.

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The second number under the second paragraph under the section entitled “Fund Restrictions and Policies” on page 30 of the Statement of Additional Information is hereby deleted for the Strategic Income Fund and the section is hereby supplemented with the following:

The Strategic Income Fund will not:

1.	Invest in other investment companies except to the extent permitted by 1940 Act, rules and regulations thereunder and any exemptive relief granted by the SEC pursuant to which the Fund can rely.

The officers in the directors and officers chart in the section entitled “Management of the Company-Management Information” that begins on page 33 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Officers

Venice F. Edwards, CFA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 56	Vice President	Indefinite Served as Vice President since September 2004	Senior Compliance Officer for the Advisor since 2006; Chief Compliance Officer for the Advisor from 2004 to 2006; Treasurer of the Funds from 1996 to 2007; Director of Compliance for the Advisor from 1995 to 2004 and Secretary of the Advisor since 1999.	Not Applicable	Not Applicable

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 37	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.	Not Applicable	Not Applicable

Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Chief Compliance Officer and Vice President	Indefinite Served as Chief Compliance Officer and Vice President since February 2007	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002-2005	Not Applicable	Not Applicable

Melanie H. Zimdars 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 30	Treasurer and Secretary	Indefinite Served as Treasurer and Secretary since February 2007	Treasurer and Assistant Secretary for Wasatch Funds since February 2007; Assistant Treasurer for Wasatch Funds from November 2006 to February 2007; Senior Fund Administrator for the Advisor since 2005; Compliance Officer at Bancorp Fund Services, LLC from 2001 to 2005.	Not Applicable	Not Applicable

PLEASE KEEP FOR FUTURE REFERENCE.

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